9. Income Taxes: Schedule of fiscal year in which the loss was incurred and the expiration date (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Net Loss incurred	$ 13,554,400
December 31, 2006
Net Loss incurred	$ 159,600
Expiration Year of Operating Losses	2,026
December 31, 2007
Net Loss incurred	$ 2,310,000
Expiration Year of Operating Losses	2,027
December 31, 2008
Net Loss incurred	$ 2,638,800
Expiration Year of Operating Losses	2,028
December 31, 2009
Net Loss incurred	$ 1,665,000
Expiration Year of Operating Losses	2,029
December 31, 2010
Net Loss incurred	$ 944,400
Expiration Year of Operating Losses	2,030
December 31, 2011
Net Loss incurred	$ 631,600
Expiration Year of Operating Losses	2,031
December 31, 2012
Net Loss incurred	$ 391,900
Expiration Year of Operating Losses	2,032
December 31, 2013
Net Loss incurred	$ 252,000
Expiration Year of Operating Losses	2,033
December 31, 2014
Net Loss incurred	$ 444,900
Expiration Year of Operating Losses	2,034
December 31, 2015
Net Loss incurred	$ 365,600
Expiration Year of Operating Losses	2,035
December 31, 2016
Net Loss incurred	$ 971,100
Expiration Year of Operating Losses	2,036
December 31, 2017
Net Loss incurred	$ 799,000
Expiration Year of Operating Losses	2,037
December 31, 2018
Net Loss incurred	$ 521,100
Expiration Year of Operating Losses	2,038
December 31, 2019
Net Loss incurred	$ 1,459,400
Expiration Year of Operating Losses	2,039